EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

11.EXPLORATION AND EVALUATION ASSETS

The schedules below summarize the carrying amounts of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset that the Company is continuing to explore as at December 31, 2025 and December 31, 2024:

(a)	Exploration and evaluation assets

	Newfoundland
	Queensway	Others	Total
Balance, December 31, 2023	$9,014,478	$78,709	$9,093,187
Acquisition costs – Kingsway Project	20,088,541	—	20,088,541
Expenditure target payment – Kingsway Project	750,000	—	750,000
Acquisition costs – royalty purchases and other claims	4,522,707	35,499	4,558,206
Claim staking and license renewal costs	15,250	300	15,550
Balance, December 31, 2024	34,390,976	114,508	34,505,484
Claim staking, option payments and license renewal costs	377,988	41,382	419,370
Acquisition cost - Maritime Resources Corp.	—	29,929,410	29,929,410
Acquisition cost – Exploits	12,548,526	—	12,548,526
Acquisition cost – Other claims	261,232	—	261,232
Balance, December 31, 2025	$47,578,722	$30,085,300	$77,664,022

(b)	Exploration and evaluation expenses

	Newfoundland
	Queensway	Others	Total
Cumulative exploration expense, December 31, 2023	$215,285,192	$574,857	$215,860,049
Assaying and metallurgical testing	7,206,656	—	7,206,656
Drilling	23,828,589	—	23,828,589
Trenching	2,932,976	—	2,932,976
Environmental, permitting and reclamation	3,348,316	—	3,348,316
Geological and geophysical studies	1,150,853	350	1,151,203
Personnel, consulting and overheads	11,978,431	488	11,978,919
Technical studies and resource evaluation	511,969	—	511,969
Property holding and other costs	1,604,712	—	1,604,712
	52,562,502	838	52,563,340
Cumulative exploration expense, December 31, 2024	267,847,694	575,695	268,423,389
Assaying and metallurgical testing	5,089,668	—	5,089,668
Drilling	15,995,380	—	15,995,380
Trenching	499,146	—	499,146
Environmental, permitting and reclamation	1,026,461	—	1,026,461
Geological and geophysical studies	1,638,692	135,402	1,774,094
Personnel, consulting and overheads	11,592,629	—	11,592,629
Technical studies and resource evaluation	3,350,234	30,734	3,380,968
Property holding and other costs	2,022,061	—	2,022,061
	41,214,271	166,136	41,380,407
Cumulative exploration expense, December 31, 2025	$309,061,965	$741,831	$309,803,796

11.EXPLORATION AND EVALUATION ASSETS (continued)

(c) Queensway Project – Gander, Newfoundland and Labrador

As at December 31, 2025, the Company owned a 100% interest in 98 (December 31, 2024 – 103) mineral licenses including 7,018 claims (December 31, 2024 – 7,024 claims) comprising 175,450 hectares of land (December 31, 2024 – 175,600) located near Gander, Newfoundland and Labrador. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2022 under ten separate option agreements, of which nine are completed.

On November 2, 2022, the Company entered into the VOA Option Agreement to acquire a 100% interest in five mineral licenses located in Gander, Newfoundland and Labrador. Under the terms of the VOA Option Agreement, the Company may exercise the option by issuing an aggregate of 487,078 common shares in the capital of the Company and making aggregate cash payments of $2,350,000 to the optionors as follows:

◾	$200,000 (paid) and 39,762 common shares (issued) on the later of (i) staking confirmation date as defined in the Option Agreement and (ii) the receipt of the TSX Venture Exchange’s approval;
◾	$200,000 (paid) and 39,762 common shares on or before November 2, 2023 (issued);
◾	$250,000 (paid) and 69,583 common shares on or before November 2, 2024 (issued);
◾	$300,000 (paid) and 89,463 common shares on or before November 2, 2025 (issued);
◾	$600,000 and 129,224 common shares on or before November 2, 2026; and
◾	$800,000 and 119,284 common shares on or before November 2, 2027.

The Queensway Project carries various net smelter return (“NSR”) royalties ranging from 0.4% to 3.00%, many of which include buy-back provisions that allow the Company, at its option, to reduce the NSR by making lump-sum payments ranging from $250,000 to $1,000,000 to the holders of the royalties. The total cost of the NSR’s if the Company were to exercise all of its buy-back rights is $4,250,000 resulting in NSR’s ranging from 0.5% to 1.5% for the mineral licenses subject to an NSR royalty.

On July 29, 2024, the Company entered into three royalty purchase agreements (the “Royalty Purchase Agreements”) with arm’s length royalty holders (together, the “Vendors” and each, a “Vendor”) to purchase part of each Vendor’s royalty interest in aggregate, 0.6% of the Vendors’ 1.6% net smelter returns royalty underlying several zones at the Company’s Queensway project (the “Royalty Interests”). The transaction closed on August 8, 2024. Pursuant to the transaction, the Company paid aggregate cash consideration of $1,950,000 and aggregate share consideration of 300,000 common shares with a combined value of $1,011,000 to the Vendors. The Company paid $63,620 in professional fees in connection with the royalty purchases.

During the year ended December 31, 2024, the Company purchased the remaining 1.0% net smelter returns royalty from the Vendors for $1,000,000 in aggregate in cash, of which $666,667 was paid during the year ended December 31, 2025. The Company also paid $16,225 in professional fees in connection with the purchase.

11.EXPLORATION AND EVALUATION ASSETS (continued)

(d) Acquisition of mineral claims from Exploits Discovery Corp.

On September 8, 2025, the Company acquired a 100% interest in certain mineral claims in Newfoundland and Labrador held by Exploits (the “Claims”). The Claims, with a land area of about 58,600 hectares, adjoin and are considered a part of New Found Gold’s Queensway Gold project. The transaction closed on December 5, 2025.

As consideration for the Claims, New Found Gold (i) issued 2,821,556 common shares of the Company to Exploits valued at $12,160,906 based on the closing share price of the common shares on December 5, 2025; and (ii) granted to Exploits a 1% NSR Royalty. The Company paid $387,620 in professional and filing fees in connection with the acquisition.

In conjunction with the acquisition, the Company agreed to purchase an additional number of disputed claims, following a positive claims conclusion by the Supreme Court of Newfoundland and Labrador awarding such claims to Exploits, through the issuance of 725,543 common shares.

(e) Acquisition of Kingsway Project

On July 9, 2024, the Company acquired a 100% interest in Labrador Gold Corp.’s (“LabGold”) Kingsway Project, located near Gander, Newfoundland and Labrador, as well as certain related assets of LabGold. The Kingsway Project is contiguous to Queensway and the Company considers it to be part of the Queensway Project. Pursuant to the acquisition, the Company issued 5,263,157 common shares of the Company with a value of $20,000,000 (Note 13). The Company paid $438,541 in professional and filing fees in connection with the acquisition.

The acquisition of the Kingsway Project was accounted for as an asset acquisition. The Company allocated the fair value of consideration paid to the acquired assets based on their relative fair values at the date of purchase as follows:

Purchase consideration
Value of equity instruments issued	$20,000,000
Transaction costs	438,541
Total consideration	$20,438,541

Assets
Exploration and evaluation assets	$20,088,541
Property and equipment	350,000
Total assets acquired	$20,438,541

Pursuant to the terms of the original Kingsway Option Agreement, The Company paid a $750,000 Expenditure Target Payment to the optionors upon completion of an aggregate of $30,000,000 of exploration expenditures incurred on the property during the year ended December 31, 2024.

The Kingsway Project carries a 1.0% NSR payable to the royalty holders upon commencement of commercial production. The Company will also pay to the royalty holders $1 per ounce of gold contained within the property in the indicated mineral resource and measured mineral resource categories (the “Resource Payment”) as defined by the Canadian Institute of Mining, Metallurgy and Petroleum, and established in a National Instrument 43-101 – Standards of Disclosure for Mineral Projects or like technical report for the development of the property. The Resource Payment is payable upon the commencement of commercial production. An advance royalty payment of $50,000 per year will be payable commencing on March 3, 2026 and continuing each year until the commencement of commercial production. Any advance royalties paid will be deducted from the royalty payable after commencement of commercial production.

11.EXPLORATION AND EVALUATION ASSETS (continued)

(f) Acquisition of Maritime exploration properties and mining interests

The following exploration properties were acquired as a result of the Company’s acquisition of Maritime (Note 5).

Green Bay Project

The Company holds a 100% interest in the Green Bay property, located in Newfoundland and Labrador, which includes the Orion gold deposit and the historic Lochinvar lead, zinc, copper, silver and gold deposit. The property is subject to a 1% NSR over certain lands, excluding the Orion deposit. Allowed deductions in calculating the NSR include transportation costs and toll milling charges.

The Green Bay property also includes the Sprucy Pond property, which is subject to a 1.0% NSR, of which 50% can be purchased for $500,000, and the Inomin property, which is subject to a 1.0% NSR of which 100% can be purchased for $500,000 and an underlying 2.5% NSR of which 1.5% can be purchased for $1,000,000.

Whisker Valley Project

The Company holds a 100% interest in the Whisker Valley property and the contiguous El Strato and Strugglers Pond properties, all located in the Baie Verte mining district of Newfoundland and Labrador, Canada. The Whisker Valley property is subject to a 2.5% NSR, of which 1% can be purchased for $1,000,000 on or before the end of the second anniversary of commencement of commercial production. An additional mineral property interest within the Whisker Valley property is subject to a 1% NSR, of which 50% can be purchased for $500,000 on or before the end of the second anniversary of commercial production. The Strugglers Pond and El Strato properties are each subject to separate 2% NSR royalties, of which 1% can be purchased for $1,000,000 on or before the end of the second anniversary of commercial production.

Gull Ridge Project

The Company holds a 100% interest in the Gull Ridge property, located in the Baie Verte mining district of Newfoundland and Labrador, Canada.

Point Rousse Project

The Company holds a 100% interest in the Point Rousse Project, located within the Baie Verte mining district on the Point Rousse/Ming’s Bight Peninsula in Newfoundland and Labrador, Canada. The Point Rousse Project includes the Pine Cove mill, an in-pit permitted tailings storage facility, deep water port access, and mineral claims and mining leases including the Stog’er Tight and Argyle properties.

Royalty obligations on the various Point Rousse Project mineral properties are as follows:

◾	A 3% NSR is payable to a third party on gold produced from the Stog’er Tight property.
◾	A $3,000,000 capped NSR on four mineral exploration licenses forming part of the Argyle property, calculated at 3% when the average price of gold is less than US$2,000 per ounce for the calendar quarter and 4% when the average price of gold exceeds US$2,000 per ounce for the calendar quarter.
◾	A $3,000,000 capped NSR of 3% on a property forming part of the Argyle property, decreasing to 1% once the aggregate limit has been met and 200,000 ounces of gold has been sold from the property.
◾	A net profits interest (“NPI”) agreement over the Point Rousse mining leases with Royal Gold Inc., requiring payment of 7.5% of net profits, calculated as gross receipts less all cumulative development and operating expenses.